BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Contractual liabilities and Leases - (Details) - BRL (R$) R$ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractual liabilities
Contract liabilities		R$ (532,207)	R$ (178,897)
Minimum
Contractual liabilities
Rights-of-use assets	R$ 8,400,000
Maximum
Contractual liabilities
Rights-of-use assets	R$ 9,200,000
2019
Contractual liabilities
Contract liabilities		(504,473)
2020
Contractual liabilities
Contract liabilities		(16,753)
2021
Contractual liabilities
Contract liabilities		(2,383)
2022 onwards
Contractual liabilities
Contract liabilities		R$ (8,598)